PREPAID EXPENSES AND OTHER ASSETS - Additional information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
PREPAID EXPENSES AND OTHER ASSETS
Loan to third parties	¥ 172,071
Three-year loan
PREPAID EXPENSES AND OTHER ASSETS
Loan to third parties	¥ 217,000
Loans receivable term	3 years
Annual interest rate (as a percent)	4.90%
one-year loan
PREPAID EXPENSES AND OTHER ASSETS
Loan to third parties	¥ 60,000
Loans receivable term	1 year